Oxford Finance Loan Agreement - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 23, 2020 USD ($)	Feb. 12, 2020 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 23, 2020 USD ($)	Dec. 23, 2020 shares	Dec. 23, 2020	Dec. 23, 2020 $ / shares	Dec. 23, 2020 d	Feb. 12, 2020 shares	Feb. 12, 2020	Feb. 12, 2020 $ / shares	Feb. 12, 2020 d	Dec. 31, 2019 shares
Debt Instrument [Line Items]
Term loan			$ 40,000		$ 40,000
Warrants to purchase common stock | shares			2,117,094	2,117,094	2,117,094	2,117,094										2,118,094
Current portion of debt			$ 1,667
Long Term Debt Noncurrent			$ 38,775		$ 40,257	$ 39,551
Advance Prepaid in First 12 Months
Debt Instrument [Line Items]
Term loan, prepayment fee, equal to percentage of the principal amount being prepaid		2.00%
Loan Agreement
Debt Instrument [Line Items]
Term loan, aggregate principal amount		$ 60,000
Additional term loan advances, description		A first tranche term loan for $20.0 million was funded on February 12, 2020, and a second tranche term loan for $20.0 million was funded on December 23, 2020. The remaining $20.0 million is still available under the Loan Agreement, at the sole discretion of the Lender.			A $20.0 million term loan (first tranche) was funded on February 12, 2020, and another $20.0 million term loan (second tranche) was funded on December 23, 2020. As of December 31, 2021, the final $20.0 million tranche remained available under the Loan Agreement, at the sole discretion of the Lender
Each of available additional term loan advances		$ 20,000
Term loan, interest rate terms			The term loan bears interest at an annual rate equal to the greater of (i) 7.75% and (ii) the sum of 5.98% and the greater of (A) one-month LIBOR or (B) 1.77%.		The term loan bears interest at an annual rate equal to the greater of (i) 7.75% and (ii) the sum of 5.98% and the greater of (A) one-month LIBOR or (B) 1.77%.
Term loan, interest rate													7.75%
Term loan, effective interest rate													5.98%
Term loan, variable interest rate basis spread		1.77%
Term loan, maturity date		Feb. 01, 2025
Term loan, final payment fee percentage													5.00%
Warrants to purchase common stock | shares			27,548	27,548
Warrant exercisable period from date of issuance			5 years		5 years
Interest expense			$ 1,000	$ 900	$ 3,900
Current portion of debt			1,700
Long Term Debt Noncurrent			$ 38,800
Loan Agreement | Advance Prepaid in First 12 Months
Debt Instrument [Line Items]
Term loan, prepayment fee, equal to percentage of the principal amount being prepaid		2.00%
Loan Agreement | Advance Prepaid After 12 Months But Prior to 24 Months
Debt Instrument [Line Items]
Term loan, prepayment fee, equal to percentage of the principal amount being prepaid		1.00%
Loan Agreement | Advance Prepaid After 24 Months But Prior to Maturity Date
Debt Instrument [Line Items]
Term loan, prepayment fee, equal to percentage of the principal amount being prepaid		0.50%
Loan Agreement | First Loan Tranche
Debt Instrument [Line Items]
Term loan		$ 20,000
Term Loan, facilities fee		100
Warrants to purchase common stock | shares												27,548
Warrant exercise price of common stock per share | $ / shares														$ 7.26
Fair value of warrants		100
Loan Agreement | First Loan Tranche | Expected volatility | Weighted Average
Debt Instrument [Line Items]
Fair value of weighted average volatility													75.43		75.43
Loan Agreement | Second Loan Tranche
Debt Instrument [Line Items]
Term loan		20,000					$ 20,000
Term Loan, facilities fee							$ 75,000
Warrants to purchase common stock | shares								17,389
Warrant exercise price of common stock per share | $ / shares										$ 11.5
Fair value of warrants	$ 200
Loan Agreement | Second Loan Tranche | Expected volatility | Weighted Average
Debt Instrument [Line Items]
Fair value of weighted average volatility									82.41		82.41
Loan Agreement | Second Loan Tranche | Expected life (in years) | Weighted Average
Debt Instrument [Line Items]
Fair value of weighted expected term	5 years
Loan Agreement | Final Loan Tranche
Debt Instrument [Line Items]
Each of available additional term loan advances					$ 20,000
Loan Agreement | Third Loan Tranche
Debt Instrument [Line Items]
Term loan, facilities fee		$ 50,000